BRIDGEWAY FUNDS, INC.

Aggressive Investors 1 Fund
Ultra-Small Company Fund
Ultra-Small Company Market Fund
Small-Cap Growth Fund
Small-Cap Value Fund
Blue Chip 35 Index Fund
Managed Volatility Fund

Supplement dated April 30, 2019
to the Prospectus dated October 31, 2018

Effective immediately, “How to Open an Account,” beginning on page 65 of the Prospectus under the heading, “Investment Procedures,” under the section, “Shareholder Information,” is deleted in its entirety and replaced with the following:

Investment Procedures

How to Open an Account	How to Add to Your Account
By check · Obtain an application by mail, fax or from our website. · Complete the application and any other required documentation. · Mail your application and any other documents and your check.	By check · Complete an investment slip from a confirmation statement or write us a letter. · Write your account number and Fund on your check. · Mail the slip or letter and your check.
By wire
·   Obtain an application by mail, fax or from our website.
·   Complete the application and any other required documentation.
·  Call us to fax the completed application and documentation. We will open the account and assign an account number.
·   Instruct your bank to wire your money to us. Your bank may charge you a wire fee.
·  Mail us your original application and any other documentation.

By wire
·  Call to notify us of your incoming wire and request wiring instructions.
·  Note your fund and account number in the memo portion of your wire request.
·   Instruct your bank to wire your money to us. Your bank may charge you a wire fee.

Online · Logon to our website www.bridgeway.com. · Click the link “Invest” then “Open an Account Online.” · Complete the online steps.
Online
·   Logon to our website www.bridgeway.com.
·   Click the link “Shareholder Login.”
·   Login to your account.
·   Follow the online steps.
·  We will electronically debit your purchase from your selected financial institution.

By automatic monthly ACH payment
·   Set-up can be done during the new account application process.
·   Online after logging on to your account under the link “Account Options.”
·   Write us to request an ACH providing us with your fund account number, dollar amount of the ACH, day of month you want the transaction to be processed on along with the bank name, address, ABA and account number, and type of banking account the funds will be drawn from.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE